PGIM Nasdaq-100 Buffer 12 ETF - April Performance Management - PGIM Nasdaq-100 Buffer 12 ETF - April	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Performance Information Illustrates Variability of Returns [Text]	The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Bar Chart Closing [Text Block]	Best Quarter:Worst Quarter:8.07%2nd Quarter 2025-0.16%1st Quarter 2025
Performance Table Heading	Average Annual Total Returns % (as of 12-31-25)
Performance Table Narrative	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.pgim.com/investments
No Share Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.07%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(0.16%)
Lowest Quarterly Return, Date	Mar. 31, 2025